Property, plant and equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 6. PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net consist of the following:

(In thousands)	September 30, 2022	December 31, 2021
Office and computer equipment	$416	$356
Leasehold improvements	113	113
Internally developed software	2,944	1,020
Other software	67	66

Property, plant and equipment, gross	$3,540	$1,555
Less: accumulated depreciation and amortization of software	(1,060)	(805)

Property, plant and equipment, net	$2,480	$750

For the three and nine months ended September 30, 2022 and 2021, depreciation expense and amortization expense was $103 thousand and $254 thousand, respectively, and $89 thousand and $256 thousand, respectively.

Note 4. PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net consist of the following (in thousands):

	December 31,
	2021	2020
Office and computer equipment	$356	$305
Leasehold improvements	113	113
Internally developed software	1,020	589
Other software	66	67
Property, plant and equipment, gross	$1,555	$1,074
Less: accumulated depreciation and amortization of software	(805)	(462)
Property, plant and equipment, net	$750	$612
Depreciation expense and amortization expense of software was $343 thousand and $235 thousand for the years ended December 31, 2021 and 2020, respectively.